UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2009

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
May 31, 2008
Snow Capital Opportunity Fund (Unaudited)

			Shares		Value
COMMON STOCKS - 93.55%
Biotechnology - 1.56%
Amgen, Inc. (a)			89,000		$3,918,670
Capital Markets - 2.09%
Merrill Lynch & Co, Inc.			120,000		5,270,400
Chemicals - 1.28%
E.I. Du Pont de Nemours & Co.			67,190		3,219,073
Commercial Banks - 3.39%
Bank of America Corp.			156,620		5,326,646
Regions Financial Corp.			180,000		3,207,600
					8,534,246
Communications Equipment - 2.08%
Echelon Corp. (a)			355,400		5,245,704
Consumer Finance - 0.14%
The First Marblehead Corp.			110,000		361,900
Diversified Financial Services - 4.69%
Citigroup, Inc.			175,000		3,830,750
JP Morgan Chase & Co.			185,490		7,976,070
					11,806,820
Electronic Equipment & Instruments - 1.59%
Agilent Technologies, Inc. (a)			107,000		4,000,730
Energy Equipment & Services - 1.84%
BJ Services Co.			47,580		1,436,916
Patterson-UTI Energy, Inc.			101,660		3,200,257
					4,637,173
Food & Staples Retailing - 0.46%
Wal-Mart Stores, Inc.			20,000		1,154,800
Health Care Equipment & Supplies - 1.20%
St. Jude Medical, Inc. (a)			73,950		3,013,462
Health Care Providers & Services - 11.63%
Community Health Systems, Inc. (a)			195,000		7,025,850
Coventry Health Care, Inc. (a)			116,250		5,350,988
Health Management Associates, Inc. - Class A (a)			1,000,020		7,760,155
Health Net Inc. (a)			173,840		5,389,040
RehabCare Group, Inc. (a)			220,000		3,733,400
					29,259,433
Industrial Conglomerates - 5.05%
General Electric Co.			413,280		12,695,962
Insurance - 14.39%
American International Group, Inc.			185,010		6,660,360
Aspen Insurance Holdings Ltd.			155,200		3,966,912
Axis Capital Holdings Ltd.			101,810		3,568,440
Endurance Specialty Holdings Ltd.			143,000		4,813,380
Unum Group			298,660		7,191,733
XL Capital Ltd. - Class A			286,800		10,012,188
					36,213,013
Leisure Equipment & Products - 0.51%
Brunswick Corp.			94,510		1,294,787
Machinery - 0.95%
Ingersoll-Rand Company Ltd. - Class A			54,300		2,391,372
Media - 1.67%
Viacom Inc. - Class B (a)			117,070		4,193,447
Metals & Mining - 5.52%
Alcoa Inc.			170,960		6,939,267
Worthington Industries, Inc.			348,910		6,957,265
					13,896,532
Multiline Retail - 4.13%
Kohl's Corp. (a)			105,000		4,704,000
Macy's, Inc.			240,000		5,680,800
					10,384,800
Oil, Gas & Consumable Fuels - 8.76%
Alpha Natural Resources, Inc. (a)			95,300		7,784,104
Chesapeake Energy Corp.			25,000		1,369,250
ConocoPhillips			60,080		5,593,448
Marathon Oil Corp.			142,000		7,297,380
					22,044,182
Pharmaceuticals - 4.86%
Abbott Laboratories			49,580		2,793,833
GlaxoSmithKline PLC - ADR - ADR			124,500		5,543,985
Pfizer Inc.			201,510		3,901,234
					12,239,052
Real Estate - 1.77%
Annaly Mortgage Management, Inc.			250,000		4,452,500
Semiconductor & Semiconductor Equipment - 1.21%
Broadcom Corp. (a)			106,000		3,041,140
Specialty Retail - 12.09%
Christopher & Banks Corp.			680,135		7,651,519
The Gap, Inc.			231,290		4,221,042
New York & Company, Inc. (a)			1,004,200		8,395,112
Office Depot, Inc. (a)			365,000		4,635,500
Pacific Sunwear Of California, Inc. (a)			581,000		5,519,500
					30,422,673
Thrifts & Mortgage Finance - 0.69%
Countrywide Financial Corp.			100,000		526,000
MGIC Investment Corp.			100,000		1,202,000
					1,728,000
TOTAL COMMON STOCKS (Cost $250,730,976)					$235,419,871

			Shares		Value
INVESTMENT COMPANIES - 2.24%
Holding And Other Investment Offices - 2.24%
Proshares Trust			40,000		$2,261,200
UltraShort Russell 2000 ProShares			50,000		3,381,000
Total Holding And Other Investment Offices					5,642,200
TOTAL INVESTMENT COMPANIES (Cost $6,166,529)					$5,642,200

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 8.85%
AIM Short Term Treasury Investment
1.900% (b)			$11,131,806		$11,131,806
Fidelity Institutional Government Portfolio - Class I
2.210% (b)			11,131,806		11,131,806
TOTAL SHORT TERM INVESTMENTS (Cost $22,263,611)					$22,263,612

Total Investments (Cost $279,161,116) - 104.64%					263,325,683
Liabilities in Excess of Other Assets - (4.64)%					(11,688,178)
TOTAL NET ASSETS - 100.00%					$251,637,505

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b) Variable Rate

FAS 157 – Summary of Fair Value Exposure at May 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –	Level 2 –	Level 3 –
		Quoted Prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	263,325,683	263,325,683	-	-
Written Options	9,274,755	9,274,755	-	-
Total	272,600,438	272,600,438	-	-

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments				$ 279,161,116
Gross unrealized appreciation - Equity				21,010,573
Gross unrealized appreciation - Options				3,370,188
Gross unrealized depreciation - Equity				(36,846,006)
Gross unrealized depreciation - Options				(5,629,437)
Net unrealized depreciation				$ (18,094,682)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent annual report.

Schedule of Options Written
May 31, 2008
Snow Capital Opportunity Fund (Unaudited)

			Contracts		Value
CALL OPTIONS
Abbott Laboratories
Expiration: August 2008, Exercise Price: $60.00			200		$18,000
Agilent Technologies, Inc.
Expiration: January 2009, Exercise Price: $42.50			90		15,615
Alcoa Inc.
Expiration: July 2008, Exercise Price: $37.50			700		315,000
Expiration: July 2008, Exercise Price: $40.00			200		62,000
Expiration: July 2008, Exercise Price: $42.50			350		68,250
Expiration: July 2008, Exercise Price: $45.00			150		18,300
Alpha Natural Resources, Inc.
Expiration: June 2008, Exercise Price: $30.00			663		3,417,765
Expiration: June 2008, Exercise Price: $35.00			40		186,800
Expiration: June 2008, Exercise Price: $40.00			150		626,250
Expiration: June 2008, Exercise Price: $45.00			100		367,000
American International Group, Inc.
Expiration: August 2008, Exercise Price: $50.00			72		936
Expiration: January 2009, Exercise Price: $55.00			150		6,450
Amgen, Inc.
Expiration: July 2008, Exercise Price: $50.00			472		7,080
Expiration: October 2008, Exercise Price: $47.50			100		18,200
Annaly Mortgage Management, Inc.
Expiration: October 2008, Exercise Price: $19.00			227		15,323
Expiration: October 2008, Exercise Price: $20.00			200		8,000
Expiration: January 2009, Exercise Price: $20.00			10		1,375
Bank of America Corp.
Expiration: August 2008, Exercise Price: $42.50			200		2,700
Expiration: August 2008, Exercise Price: $45.00			200		1,200
Expiration: August 2008, Exercise Price: $47.50			300		1,200
Expiration: August 2008, Exercise Price: $50.00			400		1,200
BJ Services Co.
Expiration: July 2008, Exercise Price: $25.00			200		110,000
Expiration: July 2008, Exercise Price: $27.50			200		68,000
Broadcom Corp.
Expiration: August 2008, Exercise Price: $30.00			400		80,000
Expiration: November 2008, Exercise Price: $30.00			200		66,000
Expiration: January 2009, Exercise Price: $35.00			300		66,000
Brunswick Corp.
Expiration: June 2008, Exercise Price: $22.50			100		250
Expiration: September 2008, Exercise Price: $20.00			400		3,000
Chesapeake Energy Corp.
Expiration: July 2008, Exercise Price: $42.50			50		62,000
Expiration: July 2008, Exercise Price: $50.00			200		124,000
Christopher & Banks Corp.
Expiration: June 2008, Exercise Price: $17.50			300		1,500
Expiration: June 2008, Exercise Price: $20.00			500		2,500
Expiration: September 2008, Exercise Price: $15.00			200		5,500
Citigroup, Inc.
Expiration: June 2008, Exercise Price: $35.00			100		50
Expiration: September 2008, Exercise Price: $27.50			625		24,375
Expiration: September 2008, Exercise Price: $30.00			400		8,000
Expiration: January 2009, Exercise Price: $32.50			150		5,400
Expiration: January 2009, Exercise Price: $45.00			150		750
Community Health Systems, Inc.
Expiration: September 2008, Exercise Price: $40.00			500		48,750
Expiration: January 2009, Exercise Price: $40.00			300		70,500
ConocoPhillips
Expiration: November 2008, Exercise Price: $95.00			200		133,000
Countrywide Financial Corp.
Expiration: July 2008, Exercise Price: $12.50			500		750
Expiration: January 2009, Exercise Price: $15.00			200		800
Expiration: January 2009, Exercise Price: $22.50			300		450
Coventry Health Care, Inc.
Expiration: July 2008, Exercise Price: $60.00			200		1,000
Expiration: October 2008, Exercise Price: $45.00			200		90,000
E.I. Du Pont de Nemours & Co.
Expiration: July 2008, Exercise Price: $50.00			350		29,750
Echelon Corp.
Expiration: August 2008, Exercise Price: $17.50			300		30,000
Expiration: November 2008, Exercise Price: $15.00			400		109,000
Expiration: November 2008, Exercise Price: $17.50			500		82,500
Expiration: January 2009, Exercise Price: $17.50			200		46,000
Expiration: January 2009, Exercise Price: $20.00			400		56,000
Endurance Specialty Holdings Ltd.
Expiration: July 2008, Exercise Price: $45.00			400		5,000
The First Marblehead Corp.
Expiration: June 2008, Exercise Price: $15.00			400		1,000
Expiration: June 2008, Exercise Price: $20.00			600		1,500
Expiration: June 2008, Exercise Price: $25.00			100		250
The Gap, Inc.
Expiration: June 2008, Exercise Price: $22.50			1,400		3,500
Expiration: September 2008, Exercise Price: $22.50			450		13,500
General Electric Co.
Expiration: June 2008, Exercise Price: $40.00			500		1,000
Expiration: September 2008, Exercise Price: $36.00			200		5,600
Expiration: September 2008, Exercise Price: $37.50			400		6,000
Expiration: September 2008, Exercise Price: $40.00			300		2,100
Expiration: January 2009, Exercise Price: $42.50			400		4,600
GlaxoSmithKline PLC
Expiration: November 2008, Exercise Price: $50.00			200		17,000
Health Net Inc.
Expiration: July 2008, Exercise Price: $50.00			200		500
Expiration: October 2008, Exercise Price: $37.50			130		12,675
Ingersoll-Rand Company Ltd. - Class A
Expiration: June 2008, Exercise Price: $45.00			540		40,500
JP Morgan Chase & Co.
Expiration: June 2008, Exercise Price: $50.00			756		4,536
Expiration: September 2008, Exercise Price: $55.00			500		14,000
Kohl's Corp.
Expiration: July 2008, Exercise Price: $50.00			600		42,000
Expiration: July 2008, Exercise Price: $55.00			200		3,000
Macy's, Inc.
Expiration: August 2008, Exercise Price: $30.00			400		13,000
Expiration: August 2008, Exercise Price: $35.00			200		1,000
Expiration: November 2008, Exercise Price: $30.00			200		21,000
Marathon Oil Corp.
Expiration: July 2008, Exercise Price: $60.00			400		14,000
Expiration: October 2008, Exercise Price: $55.00			200		70,000
Expiration: October 2008, Exercise Price: $60.00			200		36,000
Merrill Lynch & Co, Inc.
Expiration: July 2008, Exercise Price: $52.50			200		8,800
Expiration: July 2008, Exercise Price: $55.00			200		4,600
Expiration: January 2009, Exercise Price: $60.00			500		67,500
MGIC Investment Corp.
Expiration: January 2009, Exercise Price: $15.00			1,000		177,500
New York & Company, Inc.
Expiration: October 2008, Exercise Price: $7.50			950		154,375
Office Depot, Inc.
Expiration: July 2008, Exercise Price: $17.50			196		980
Expiration: October 2008, Exercise Price: $15.00			1,200		90,000
Expiration: January 2009, Exercise Price: $15.00			1,008		131,040
Pacific Sunwear Of California, Inc.
Expiration: June 2008, Exercise Price: $12.50			300		1,500
Expiration: June 2008, Exercise Price: $15.00			200		500
Expiration: June 2008, Exercise Price: $17.50			1,016		2,540
Expiration: June 2008, Exercise Price: $20.00			450		1,125
Expiration: September 2008, Exercise Price: $15.00			650		6,500
Expiration: December 2008, Exercise Price: $17.50			500		6,250
Expiration: January 2009, Exercise Price: $15.00			300		11,250
Patterson-UTI Energy, Inc.
Expiration: August 2008, Exercise Price: $30.00			300		90,000
Expiration: November 2008, Exercise Price: $32.50			300		87,000
Expiration: January 2009, Exercise Price: $25.00			200		155,000
Pfizer Inc.
Expiration: January 2009, Exercise Price: $25.00			300		6,600
Regions Financial Corp.
Expiration: August 2008, Exercise Price: $25.00			400		3,000
Unum Group
Expiration: June 2008, Exercise Price: $22.50			200		34,500
Expiration: June 2008, Exercise Price: $25.00			1,050		23,625
Expiration: June 2008, Exercise Price: $30.00			200		500
Expiration: September 2008, Exercise Price: $25.00			1,237		148,440
Viacom Inc.
Expiration: June 2008, Exercise Price: $40.00			10		75
Expiration: September 2008, Exercise Price: $45.00			300		4,500
Wal-Mart Stores, Inc.
Expiration: June 2008, Exercise Price: $55.00			200		62,800
Worthington Industries, Inc.
Expiration: June 2008, Exercise Price: $17.50			200		50,500
Expiration: June 2008, Exercise Price: $20.00			430		30,100
Expiration: June 2008, Exercise Price: $25.00			750		5,625
Expiration: September 2008, Exercise Price: $20.00			400		71,000
Expiration: September 2008, Exercise Price: $22.50			350		26,250
TOTAL CALL OPTIONS WRITTEN					8,281,705

PUT OPTIONS
Affiliated Managers Group Inc.
Expiration: December 2008, Exercise Price: $85.00			300		135,000
Alcoa Inc.
Expiration: October 2008, Exercise Price: $37.50			300		88,500
Broadcom Corp.
Expiration: November 2008, Exercise Price: $22.50			500		62,500
Cisco Systems, Inc.
Expiration: January 2009, Exercise Price: $22.50			500		49,000
eBay Inc.
Expiration: January 2009, Exercise Price: $27.50			700		153,300
Fannie Mae
Expiration: September 2008, Exercise Price: $20.00			800		106,000
Expiration: December 2008, Exercise Price: $20.00			500		111,250
MGIC Investment Corp.
Expiration: September 2008, Exercise Price: $10.00			2,500		287,500
TOTAL PUT OPTIONS WRITTEN					993,050

Total Options Written (Premiums received $7,015,506)					$9,274,755

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By      /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date       7/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By      /s/ Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date       7/25/2008